UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Gaming & Casino Fund

(Exact name of registrant as specified in charter)

 1920 Abrams Parkway #373, Dallas, Texas 75214

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

214-934-8160

Date of fiscal year end:

1/31

Date of reporting period:  10/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Gaming and Casino Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 87.2%
		CASINO HOTELS - 17.3%
	1,500	Ameristar Casinos, Inc.	$ 13,815
	1,700	Boyd Gaming Corp.	11,560
	1,400	Las Vegas Sands Corp. *	19,866
	14,500	Melco PBL Entertainment Macau Ltd. *	59,450
	3,500	MGM Mirage *	57,610
	1,100	Wynn Resorts, Ltd.	66,440
			228,741

		COMPUTERS - 3.6%
	7,000	PacificNet, Inc. *	1,960
	6,500	Transact Technologies, Inc. *	45,500
			47,460

		CRUISE LINES - 1.6%
	1,600	Royal Caribbean Cruises, Ltd.	21,696

		ENTERTAINMENT SOFTWARE - 8.1%
	6,600	Activision Blizzard, Inc. *	82,236
	1,100	Electronic Arts, Inc. *	25,058
			107,294

		GAMBLING AND RACETRACKS - 8.3%
	9,000	Empire Resorts, Inc. *	22,050
	3,900	Penn National Gaming, Inc. *	75,114
	2,100	Pinnacle Entertainment, Inc. *	11,760
			108,924

		GAMING SERVICES AND MANUFACTURERS - 29.4%
	3,900	Bally Technologies, Inc. *	86,384
	23,000	Elixir Gaming Technologies, Inc. *	3,220
	7,500	GameTech International, Inc. *	17,700
	5,000	Gaming Partners International Corp. *	33,950
	3,800	International Game Technology	53,200
	3,438	Progressive Gaming International Corp. *	1,135
	3,600	Scientific Games Corp. *	64,800
	12,500	Shuffle Master, Inc. *	48,250
	3,200	WMS Industries, Inc. *	80,000
			388,639

		INTERNET - 6.0%
	2,200	CryptoLogic Ltd.	9,922
	3,700	Perfect World, Co., Ltd. *	68,931
			78,853

		RETAIL - COMPUTER EQUIPMENT - 4.1%
	2,000	GameStop Corp. *	54,780

		WEB PORTALS / ISP - 8.8%
	6,500	GigaMedia, Ltd. *	38,935
	1,400	Sohu.com, Inc. *	76,916
			115,851

		TOTAL COMMON STOCKS (Cost $1,935,597)	1,152,238

		SHORT-TERM INVESTMENTS - 10.8%
	142,049	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 0.89%**, 11/1/08 (Cost $142,049)	142,049

	Contracts**
		PURCHASED OPTIONS - 0.2%
	40	International Game Technologies Jan 09 40 Call *	200
	100	International Game Technologies Jan 09 50 Call *	500
	25	Shuffle Master, Inc. Jan 09 5 Call *	1,000
	50	Shuffle Master, Inc. Jan 09 7.5 Call *	750
		TOTAL PURCHASED OPTIONS (Cost $49,448)	2,450

		TOTAL INVESTMENTS - 98.2% (Cost $2,127,094) (a)	$ 1,296,737
		OTHER ASSETS AND LIABILITIES - 1.8%	23,348
		NET ASSETS - 100.0%	$ 1,320,085

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 52,731
		Unrealized Depreciation:	(883,088)
		Net Unrealized Depreciation:	$ (830,357)

*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	1,154,688	-
Level 2 - Other Significant Observable Inputs	142,049	-
Level 3 - Significant Unobservable Inputs	0	-
Total	1,296,737	-
* Other financial instruments include futures, forwards, swap contracts and written options.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gaming & Casino Fund

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/22/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/22/08